S-K 1603(a) SPAC Sponsor	Jun. 29, 2026 USD ($) shares
Spac Sponsor Line Items
SPAC Sponsor Name	FDB I
SPAC Sponsor Form of Organization	Limited Liability Company
SPAC Sponsor Business, General Character [Text Block]	Although our sponsor is permitted to undertake any activities permitted under the Limited Liability Companies Act (as amended) of the Cayman Islands, the sponsor’s limited liability company agreement and other applicable law, our sponsor’s business is focused on investing in our company.
Spac Sponsor Compensation Line Items
Price Paid or to be Paid for Securities, Total Amount | $	$ 20,000
ARC Group Securities LLC [Member]
Spac Sponsor Compensation Line Items
Securities Issued or to be Issued, Shares | shares	420,000	[1]

[1]	ARC Group Securities LLC, the sole book-runner and representative of the underwriters, beneficially owns 370,000 representative shares and Ian Hanna, the CEO of ARC Group Securities LLC and our CEO, is deemed a promoter of our company. Clear Street LLC, the co-manager, beneficially owns 50,000 representative shares.